Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying Amount Asset (Liability)
Other
Short-term Investments		$ 0
Fair Value Asset (Liability)
Other
Short-term Investments	$ 210,000	0
At cost, less accumulated depreciation of $171,800 (2021 – $271,900)	429,987	925,249
Assets held for sale (note 18)	0	43,543
Operating lease right-of-use assets (notes 1 and 9)	42,894	14,257
Short-term Debt	0	25,000
Long-term Debt	(21,184)	(671,480)
Derivative Liability, Current	0	(180)
Short-term Investments	210,000	0
Goodwill, Intangibles and Other Non-Current Assets
Other
Derivative Asset, Fair Value, Gross Asset	1,622	668
Accrued Liabilities and Other
Other
Derivative Liability, Fair Value, Gross Liability	0	(180)
Interest Rate Swap Agreements | Goodwill, Intangibles and Other Non-Current Assets | Derivatives Not Designated as a Cash Flow Hedge
Other
Derivative Asset, Fair Value, Gross Asset	1,622	668
Interest Rate Swap Agreements | Accrued Liabilities and Other | Derivatives Not Designated as a Cash Flow Hedge
Other
Derivative Liability, Fair Value, Gross Liability	0	118
Forward freight agreements | Goodwill, Intangibles and Other Non-Current Assets | Derivatives Not Designated as a Cash Flow Hedge
Other
Derivative Liability, Fair Value, Gross Liability		0
Forward freight agreements | Accrued Liabilities and Other | Derivatives Not Designated as a Cash Flow Hedge
Other
Derivative Liability, Fair Value, Gross Liability		(4)
Foreign currency forward contracts | Goodwill, Intangibles and Other Non-Current Assets | Derivatives Not Designated as a Cash Flow Hedge
Other
Derivative Liability, Fair Value, Gross Liability		0
Foreign currency forward contracts | Accrued Liabilities and Other | Derivatives Not Designated as a Cash Flow Hedge
Other
Derivative Liability, Fair Value, Gross Liability		(58)
Level 2 | Carrying Amount Asset (Liability)
Other
Short-term Debt	0	25,000
Finance Lease, Liability	532,760	294,481
Due from joint ventures	6,780	3,780
Level 2 | Fair Value Asset (Liability)
Other
Short-term Debt, Fair Value	0	(25,000)
Finance Lease, Liability	533,977	306,386
Recurring | Level 1 | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	316,706	114,339
Recurring | Level 1 | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	316,706	114,339
Recurring | Level 2 | Interest Rate Swap Agreements | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	3,709	550
Recurring | Level 2 | Interest Rate Swap Agreements | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	3,709	550
Recurring | Level 2 | Foreign Currency Contracts | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	58
Recurring | Level 2 | Foreign Currency Contracts | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	58
Recurring | Level 2 | Forward freight agreements | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	4
Recurring | Level 2 | Forward freight agreements | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	4
Non-recurring | Level 2 | Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (note 18)		40,854
Investment in equity private placement		9,174
Non-recurring | Level 2 | Fair Value Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (note 18)		40,854
Investment in equity private placement		9,174
Public [Member] | Level 1 | Carrying Amount Asset (Liability)
Other
Long-term Debt	0	(239,807)
Public [Member] | Level 1 | Fair Value Asset (Liability)
Other
Long-term Debt, Fair Value	0	240,963
Private [Member] | Level 2 | Carrying Amount Asset (Liability)
Other
Long-term Debt	(21,184)	(431,673)
Private [Member] | Level 2 | Fair Value Asset (Liability)
Other
Long-term Debt, Fair Value	$ 21,078	$ 436,892